Share-Based Payments (Details) - Schedule of Fair Value of the Options - RSUs- Directors employees [Member] $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Share-Based Payment [Line Items]
Number of share options granted (ADSs) (in Shares) | shares	1,806,000
Fair value at the grant date (thousands of USD) (in Dollars) | $	$ 4,854,040
Bottom of Range [Member]
Share-Based Payment [Line Items]
Range of share price (USD)	$ 2.59
Top of Range [Member]
Share-Based Payment [Line Items]
Range of share price (USD)	$ 2.83